UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/10

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Conservative Allocation Fund
Dreyfus Growth Allocation Fund
Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
May 31, 2010 (Unaudited)

Other Investment--99.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Appreciation Fund	6,481 a	209,800
Dreyfus Bond Market Index Fund	108,294 a	1,138,167
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	23,704 a	318,103
Dreyfus Emerging Markets Fund, Cl.
I	9,138 a	99,060
Dreyfus Global Absolute Return
Fund, Cl. I	5,892 a,b	71,475
Dreyfus Global Real Estate
Securities Fund, Cl. I	5,508 a	34,422
Dreyfus High Yield Fund, Cl. I	51,443 a	322,032
Dreyfus International Bond Fund,
Cl. I	20,024 a	310,569
Dreyfus International Stock Index
Fund	5,631 a	70,102
Dreyfus International Value Fund,
Cl. I	8,432 a	85,917
Dreyfus Midcap Value Fund, Cl. I	2,975 a	84,105
Dreyfus Newton International
Equity Fund, Cl. I	4,898 a	72,593
Dreyfus Research Growth Fund, Cl.
Z	56,646 a	424,842
Dreyfus S&P Stars Opportunities
Fund, Cl. I	4,203 a,b	81,880
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	4,822 a	85,919
Dreyfus Strategic Value Fund, Cl.
I	16,793 a	415,953
Dreyfus Total Return Advantage
Fund, Cl. I	84,810 a	1,145,787
Dreyfus U.S. Equity Fund, Cl. I	18,377 a	216,479
Dreyfus/The Boston Co. Small/Mid
Cap Growth Fund	6,949 a,b	82,420
International Stock Fund, Cl. I	5,295 a	59,833

Total Investments (cost $5,394,793)	99.7%	5,329,458
Cash and Receivables (Net)	.3%	17,131
Net Assets	100.0%	5,346,589

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $5,394,793.

Net unrealized depreciation on investments was $65,334 of which $36,203 related to appreciated investment securities and $101,537 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	5,329,458	-	-	5,329,458

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
May 31, 2010 (Unaudited)

Other Investment--95.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Appreciation Fund	9,938 a	321,699
Dreyfus Bond Market Index Fund	33,291 a	349,884
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	7,251 a	97,302
Dreyfus Emerging Markets Fund, Cl. I	16,779 a	181,882
Dreyfus Global Absolute Return
Fund, Cl. I	37,967 a,b	460,542
Dreyfus Global Real Estate
Securities Fund, Cl. I	35,406 a	221,287
Dreyfus High Yield Fund, Cl. I	15,747	98,577
Dreyfus International Bond Fund,
Cl. I	6,153 a	95,434
Dreyfus International Stock Index
Fund	10,407	129,568
Dreyfus International Value Fund,
Cl. I	15,479 a	157,735
Dreyfus Midcap Value Fund, Cl. I	4,508 a	127,432
Dreyfus Research Growth Fund, Cl. Z	86,381 a	647,854
Dreyfus S&P Stars Opportunities
Fund, Cl. I	6,405 a,b	124,766
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	7,278 a	129,700
Dreyfus Strategic Value Fund, Cl. I	25,617 a	634,533
Dreyfus Total Return Advantage
Fund, Cl. I	26,066 a	352,154
Dreyfus U.S. Equity Fund, Cl. I	28,135 a	331,431
Dreyfus/Newton International
Equity Fund, Cl. I	8,929 a	132,322
Dreyfus/The Boston Co. Small/Mid
Cap Growth Fund	10,545 a,b	125,060

International Stock Fund, Cl. I	9,724 a	109,878

Total Investments (cost $4,968,153)	95.8%	4,829,040
Cash and Receivables (Net)	4.2%	210,721
Net Assets	100.0%	5,039,761

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $4,968,153. Net unrealized depreciation on investments was $139,113 of which $24,820 related to appreciated investment securities and $163,933 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	4,829,040	-	-	4,829,040

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
May 31, 2010 (Unaudited)

Other Investment--99.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Appreciation Fund	13,325 a	431,318
Dreyfus Bond Market Index Fund	112,017 a	1,177,294
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	24,379 a	327,166
Dreyfus Emerging Markets Fund, Cl.
I	21,038 a	228,053
Dreyfus Global Absolute Return
Fund, Cl. I	36,492 a,b	442,645
Dreyfus Global Real Estate
Securities Fund, Cl. I	33,906 a	211,915
Dreyfus High Yield Fund, Cl. I	52,791 a	330,472
Dreyfus International Bond Fund,
Cl. I	20,651 a	320,295
Dreyfus International Stock Index
Fund	13,059 a	162,591
Dreyfus International Value Fund,
Cl. I	19,457 a	198,264
Dreyfus Midcap Value Fund, Cl. I	6,044 a	170,874
Dreyfus Newton International
Equity Fund, Cl. I	11,229 a	166,409
Dreyfus Research Growth Fund, Cl.
Z	115,825 a	868,687
Dreyfus S&P Stars Opportunities
Fund, Cl. I	8,612 a,b	167,755
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	9,802 a	174,669
Dreyfus Strategic Value Fund, Cl.
I	34,404 a	852,197
Dreyfus Total Return Advantage
Fund, Cl. I	87,712 a	1,184,988
Dreyfus U.S. Equity Fund, Cl. I	37,720 a	444,345
Dreyfus/The Boston Co. Small/Mid
Cap Growth Fund	14,188 a,b	168,274
International Stock Fund, Cl. I	12,220 a	138,088

Total Investments (cost $8,344,104)	99.6%	8,166,299
Cash and Receivables (Net)	.4%	29,161
Net Assets	100.0%	8,195,460

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $8,344,104.

Net unrealized depreciation on investments was $177,805 of which $47,607 related to appreciated investment securities and $225,412 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	8,166,299	-	-	8,166,299

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)